Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Stock Options
The Compensation Committee and the Board of Directors of Bogota Financial have a historical practice of not granting stock options to executive officers during closed quarterly trading windows as determined under Bogota Financial’s insider trading policy. Consequently, Bogota Financial has not granted, and does not expect to grant, any stock options to any named executive officers within four business days preceding or one business after the filing with the SEC of any report on Forms
10-K,
10-Q
or
8-K
that discloses material
non-public
information. The Compensation Committee and the Board of Directors do not take material non-public
information into account when determining the timing of equity awards and do not time the disclosure of material non-public
information in order to impact the value of executive compensation. Bogota Financial did not grant any stock options to its executive officers, including the named executive officers, during the year ended December 31, 2024.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Compensation Committee and the Board of Directors do not take material non-public
information into account when determining the timing of equity awards and do not time the disclosure of material non-public
information in order to impact the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false